Deferred Charge Assets and Deferred Gain Liabilities (Deferred Charge Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Beginning carrying value	$ 272,462,000	$ 86,585,000	$ 80,192,000
Recorded during the year	11,746,000	224,504,000	20,174,000
Amortization	(45,606,000)	(38,627,000)	(13,781,000)
Ending carrying value	238,602,000	$ 272,462,000	$ 86,585,000
Impairment	$ 0